Provisions and contingent liabilities - Movement of provision - Caption - Minera (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Provision for closure of mining units and exploration projects	$ 2,515,914	$ 1,738,428	$ 1,608,380	$ 1,294,464
Provision for social responsibility	14,659	16,609	$ 18,326	$ 18,010
Other provisions	5,111	7,352
Provisions	2,535,684	1,762,389
Other Accruals And Liabilities [Abstract]
Workers' profit sharing payable	13,851	17,311
Accrual of operating costs	7,135	15,938
Provisions for Accruals Of Capital Expenditures	36,195	20,147
Provisions, Other Accruals And Liabilities	2,535,684	1,762,389
Classification by maturity [Abstract]
Current portion	141,728	101,786
Non-current portion	2,393,956	1,660,603
Provisions, other accruals and liabilities	$ 2,535,684	$ 1,762,389